Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Lease liabilities.
Disclosure of detailed information about maturity contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$746,394	$112,511	$633,883
Between one and five years	976,313	158,926	817,387
More than five years	196,044	12,579	183,465
	$1,918,751	$284,016	1,634,735
Current portion of lease liabilities			633,883
Non-current portion of lease liabilities			$1,000,852